Income Tax Expense - Additional Information (Detail) - 12 months ended Dec. 31, 2017 € in Millions	EUR (€)	USD ($)
Disclosure of reconciliation of effective and applicable income tax expenses [line items]
Deferred tax assets | $		$ 0
Amount of losses carried forward	€ 369
Parent [member]
Disclosure of reconciliation of effective and applicable income tax expenses [line items]
Amount of losses carried forward	€ 334
French (Member)
Disclosure of reconciliation of effective and applicable income tax expenses [line items]
Effective income tax rate	33.33%